Impact Of Covid-19 On The Group Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Impact Of Covid-19 On The Group Operations
NOTE 53. IMPACT OF COVID-19 ON THE GROUP OPERATIONS

During this period, Grupo Financiero Galicia has performed its operations under the challenging circumstances arising from the pandemic declared by the World Health Organization in March 2020, resulting from the Covid-19 virus.
The pandemic continues to generate consequences in businesses and economic activities at global and local level.
In Argentina, the measures taken by the National Government to contain the spread of the virus included, among others, the closure of borders and the mandatory isolation or distancing of the population along with the cessation of non-essential commercial activities for an extended period of time, with variants according to the local region and activity. On the date of issuance of these Financial Statements, commercial activities are gradually becoming normal and in compliance with the protocols established by the Government.
The final scope of the coronavirus outbreak and its impact on global and local economies is unknown, and the governments may take stricter measures, which are unpredictable at this time. As of the date of issuance of these Financial Statements, Grupo Financiero Galicia has not experienced significant impacts on its income resulting from the pandemic. However, in this context, the Argentine Central Bank ordered a series of measures, of which the following stand out: (i) customer service by prior appointment, (ii) suspension of commissions collection for the use of ATMs, (iii) suspension of income distribution until December 31, 2020, (iv) the extension of expiration dates for credit cards; (v) the financing of unpaid credit card balances at maximum rates, (vi) the postponement of maturities of unpaid credit balances, (vii) the granting of zero-rate financing to the self-employed and taxpayers under the simplified tax scheme; (viii) the granting of financing to SMEs at a rate of 24%, (ix) a Financing Line for productive investment of SMEs, (x) the granting of financing to companies for payment of salaries, (xi) the setting of minimum rates for fixed-term deposits, (xii) flexibilization in parameters for the classification of bank debtors, and (xiii) controls to the exchange market.
By virtue of the aforementioned, the extent to which the coronavirus will affect the Group’s business in the future and the income of its operations cannot be reasonably quantified, should this situation continue for a long time.
The Board of Directors is closely monitoring this situation and taking all the required measures within their reach to preserve human life and our operations.